Group employees	12 Months Ended
Dec. 31, 2023
Number and average number of employees [abstract]
Group employees	29 Group employees (revised1)
The average number of persons employed by the Group and its associates during the year, including Directors, was 75,452 (2022: 77,951).

	2023 Number	2022 Number
U.S.	3,861	4,274
AME	32,948	34,162
APMEA	13,030	13,641
Subsidiary undertakings	49,839	52,077
Associates	25,613	25,874
	75,452	77,951
Note:
1.Effective from 2023, the Group revised its regional structure from four regions to three, with the comparator data provided on this revised basis.
Included within the employee numbers for AME are certain employees in the UK in respect of central functions. Some of the costs of these employees are allocated or charged to the various regions and markets in the Group.